Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Mineral properties, plant and equipment at beginning of period	$ 88,816
Mineral properties, plant and equipment at end of period	88,777	$ 88,816
Gross carrying amount [member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	669,110	634,350
Additions	40,451	40,474
Disposals	0	(5,714)
Mineral properties, plant and equipment at end of period	709,561	669,110
Accumulated amortization and impairment [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	580,294	568,112
Amortization	40,490	17,650
Disposals	0	(5,468)
Mineral properties, plant and equipment at end of period	620,784	580,294
Mineral properties [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	54,369
Mineral properties, plant and equipment at end of period	50,326	54,369
Mineral properties [Member] | Gross carrying amount [member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	485,850	457,401
Additions	30,377	28,682
Disposals	0	(233)
Mineral properties, plant and equipment at end of period	516,227	485,850
Mineral properties [Member] | Accumulated amortization and impairment [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	431,481	419,320
Amortization	34,420	12,161
Disposals	0	0
Mineral properties, plant and equipment at end of period	465,901	431,481
Plant [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	10,812
Mineral properties, plant and equipment at end of period	14,003	10,812
Plant [Member] | Gross carrying amount [member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	98,021	94,871
Additions	4,480	3,177
Disposals	0	(27)
Mineral properties, plant and equipment at end of period	102,501	98,021
Plant [Member] | Accumulated amortization and impairment [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	87,209	85,563
Amortization	1,289	1,672
Disposals	0	(26)
Mineral properties, plant and equipment at end of period	88,498	87,209
Machinery & equipment and assets under finance lease [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	18,319
Mineral properties, plant and equipment at end of period	18,442	18,319
Machinery & equipment and assets under finance lease [Member] | Gross carrying amount [member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	62,844	61,812
Additions	3,411	5,386
Disposals	0	(4,354)
Mineral properties, plant and equipment at end of period	66,255	62,844
Machinery & equipment and assets under finance lease [Member] | Accumulated amortization and impairment [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	44,525	46,196
Amortization	3,288	2,682
Disposals	0	(4,353)
Mineral properties, plant and equipment at end of period	47,813	44,525
Building [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	2,460
Mineral properties, plant and equipment at end of period	2,670	2,460
Building [Member] | Gross carrying amount [member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	11,862	10,671
Additions	482	1,191
Disposals	0	0
Mineral properties, plant and equipment at end of period	12,344	11,862
Building [Member] | Accumulated amortization and impairment [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	9,402	9,214
Amortization	272	188
Disposals	0	0
Mineral properties, plant and equipment at end of period	9,674	9,402
Transport & office equipment [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	2,856
Mineral properties, plant and equipment at end of period	3,336	2,856
Transport & office equipment [Member] | Gross carrying amount [member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	10,533	9,595
Additions	1,701	2,038
Disposals	0	(1,100)
Mineral properties, plant and equipment at end of period	12,234	10,533
Transport & office equipment [Member] | Accumulated amortization and impairment [Member]
Statements Line Items
Mineral properties, plant and equipment at beginning of period	7,677	7,819
Amortization	1,221	947
Disposals	0	(1,089)
Mineral properties, plant and equipment at end of period	$ 8,898	$ 7,677